Catalyst/Exceed Defined Shield Fund

A series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for Catalyst/Exceed Defined Shield Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, on September 1, 2017, (SEC Accession No. 0001580642-17-004872).